As filed with the Securities and Exchange Commission on August 27, 2004

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
Annual Report of Proxy Voting Record of Registered Management Investment Company

                    Investment Company Act File No.811-21487

                         RMK STRATEGIC INCOME FUND, INC.
      (Exact Name of Registrant as Specified in Articles of Incorporation)

                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
                    (Address of Principal Executive Offices)

                                 (901) 524-4100
              (Registrant's Telephone Number, including Area Code)

                               Charles D. Maxwell
                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
                     (Name and Address of Agent for Service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

                        Date of fiscal year end: March 31

        Date of Reporting Period: Twelve-month period ended June 30, 2004

     Form N-PX is to be used by a registered investment management company, other than a small business investment company registered on Form N-5 (s.s.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31, of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended, June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained on Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden of the Secretary, Securities of Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s. 3507.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                          RMK STRATEGIC INCOME FUND, INC.

                                          By:  /s/ Carter E. Anthony
                                               ---------------------
                                               Carter E. Anthony
                                               President

Date:  August 23, 2004

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21487
Reporting Period: 07/01/2003 - 06/30/2004
RMK Strategic Income Fund, Inc.









======================== RMK STRATEGIC INCOME FUND INC. ========================


BANK OF AMERICA CORP.

Ticker:       BAC            Security ID:  060505104
Meeting Date: MAY 26, 2004   Meeting Type: Annual
Record Date:  APR 7, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director William Barnet, III       For       For        Management
1.2   Elect  Director Charles W. Coker          For       For        Management
1.3   Elect  Director John T. Collins           For       For        Management
1.4   Elect  Director Gary L. Countryman        For       For        Management
1.5   Elect  Director Paul Fulton               For       For        Management
1.6   Elect  Director Charles K. Gifford        For       For        Management
1.7   Elect  Director Donald E. Guinn           For       For        Management
1.8   Elect  Director James H. Hance, Jr.       For       For        Management
1.9   Elect  Director Kenneth D. Lewis          For       For        Management
1.10  Elect  Director Walter E. Massey          For       For        Management
1.11  Elect  Director Thomas J. May             For       For        Management
1.12  Elect  Director C. Steven McMillan        For       For        Management
1.13  Elect  Director Eugene M. McQuade         For       For        Management
1.14  Elect  Director Patricia E. Mitchell      For       For        Management
1.15  Elect  Director Edward L. Romero          For       For        Management
1.16  Elect  Director Thomas M. Ryan            For       For        Management
1.17  Elect  Director O. Temple Sloan, Jr.      For       For        Management
1.18  Elect  Director Meredith R. Spangler      For       For        Management
1.19  Elect  Director Jackie M. Ward            For       For        Management
2     Ratify Auditors                           For       For        Management
3     Change Date of Annual Meeting             Against   Against    Shareholder
4     Adopt Nomination Procedures for the Board Against   Against    Shareholder
5     Charitable Contributions                  Against   Against    Shareholder
6     Establish Independent Committee to Review Against   Against    Shareholder
      Mutual Fund Policy
7     Adopt Standards Regarding Privacy and     Against   Against    Shareholder
      Information Security


--------------------------------------------------------------------------------

GENERAL MOTORS CORP.

Ticker:       GM             Security ID:  370442105
Meeting Date: JUN 2, 2004    Meeting Type: Annual
Record Date:  APR 5, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Percy N. Barnevik         For       For        Management

1.2   Elect  Director John H. Bryan             For       For        Management
1.3   Elect  Director Armando M. Codina         For       For        Management
1.4   Elect  Director George M.C. Fisher        For       For        Management
1.5   Elect  Director Karen Katen               For       For        Management
1.6   Elect  Director Kent Kresa                For       For        Management
1.7   Elect  Director Alan G. Lafley            For       For        Management
1.8   Elect  Director Philip A. Laskawy         For       For        Management
1.9   Elect  Director E.Stanley O'Neal          For       For        Management
1.10  Elect  Director Eckhard Pfeiffer          For       For        Management
1.11  Elect  Director G.Richard Wagoner, Jr.    For       For        Management
2     Ratify Auditors                           For       For        Management
3     Prohibit Awards to Executives             Against   Against    Shareholder
4     Prohibit Awards to Executives             Against   Against    Shareholder
5     Separate Chairman and CEO Positions       Against   Against    Shareholder
6     Limit Composition of Committees to        Against   Against    Shareholder
      Independent Directors
7     Report on Greenhouse Gas Emissions        Against   Against    Shareholder
8     Submit Severance Agreement                Against   For        Shareholder
      (Change-in-Control) to Shareholder Vote
9     Establish Executive and Director Stock    Against   Against    Shareholder
      Ownership Guidelines

--------------------------------------------------------------------------------

KERR-MCGEE CORP.

Ticker:       KMG            Security ID:  492386107
Meeting Date: JUN 25, 2004   Meeting Type: Special
Record Date:  MAY 20, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management

--------------------------------------------------------------------------------

KNIGHTSBRIDGE TANKERS LTD

Ticker:       VLCCF          Security ID:  G5299G106
Meeting Date: JUN 10, 2004   Meeting Type: Annual
Record Date:  MAY 14, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Ola Lorentzon             For       For        Management
1.2   Elect  Director Tor Olav Troim            For       For        Management
1.3   Elect  Director Douglas C. Wolcott        For       For        Management
1.4   Elect  Director David M. White            For       For        Management
1.5   Elect  Director Timothy Counsell          For       For        Management
2     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

MCG CAPITAL CORP

Ticker:       MCGC           Security ID:  58047P107
Meeting Date: MAY 19, 2004   Meeting Type: Annual
Record Date:  APR 13, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Norman W. Alpert          For       For        Management
1.2   Elect  Director Joseph H. Gleberman       For       Withhold   Management

1.3   Elect  Director Steven F. Tunney          For       Withhold   Management
2     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

TECHNOLOGY INVESTMENT CAPITAL CORP.

Ticker:       TICC           Security ID:  878717305
Meeting Date: JUN 17, 2004   Meeting Type: Annual
Record Date:  APR 27, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Tonia L. Pankopf          For       For        Management
2     Ratify Auditors                           For       For        Management
3     Approve Investment Advisory Agreement     For       For        Management

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                          RMK STRATEGIC INCOME FUND, INC.

                                          By:   /s/ Carter E. Anthony
                                                ---------------------
                                                Carter E. Anthony
                                                President

Date: August 23, 2004